Share capital - Capital Structure (Details) - CHF (SFr) SFr / shares in Units, SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Treasury shares
Treasury shares outstanding at beginning of period	(6,221,617)
Treasury shares outstanding at end of period	(6,214,021)	(6,221,617)
Changes in equity
Balance, beginning of period	SFr 231,979	SFr 215,478	SFr 272,442
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs	(8)	12,121
Conversion of note agreements, net of transaction costs		16,744
Issuance of shares to be held as treasury shares, net of transaction costs		0	0
Balance, end of period	SFr 168,991	SFr 231,979	SFr 215,478
Nominal value per share (in CHF per share)	SFr 0.02
Common Shares
Common shares
Common shares outstanding at beginning of period	89,700,630	76,936,738
Asset purchase agreement, net of transaction costs (in shares)		7,106,840
Conversion of note agreement, net of transaction costs (in shares)		3,026,634
Issuance of shares - incentive plans, net of transaction costs (in shares)	133,755	237,258
Issuance of shares to be held as treasury shares, net of transaction costs (in shares)		2,393,160
Common shares outstanding at end of period	89,834,385	89,700,630	76,936,738
Treasury shares
Issuance of shares to be held as treasury shares, net of transaction costs (in shares)		2,393,160
Treasury shares
Common shares
Issuance of shares to be held as treasury shares, net of transaction costs (in shares)		2,393,160
Treasury shares
Treasury shares outstanding at beginning of period	(6,221,617)	(5,000,000)
Issuance of shares to be held as treasury shares, net of transaction costs (in shares)		2,393,160
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs (in shares)	7,596	1,171,543
Treasury shares outstanding at end of period	(6,214,021)	(6,221,617)	(5,000,000)
Share capital
Changes in equity
Balance, beginning of period	SFr 1,794	SFr 1,538	SFr 1,437
Asset purchase agreement, net of transaction costs		142
Conversion of note agreements, net of transaction costs		61
Issuance of shares - incentive plans, net of transaction costs	3	5
Issuance of shares to be held as treasury shares, net of transaction costs		48	100
Balance, end of period	1,797	1,794	1,538
Share premium
Changes in equity
Balance, beginning of period	431,251	346,890	346,526
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs	(8)	12,097
Asset purchase agreement, net of transaction costs		54,328
Conversion of note agreements, net of transaction costs		16,683
Issuance of shares - incentive plans, net of transaction costs	80	1,253
Issuance of shares to be held as treasury shares, net of transaction costs		0	0
Balance, end of period	431,323	431,251	346,890
Treasury shares
Changes in equity
Balance, beginning of period	(124)	(100)	0
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs	0	24
Issuance of shares to be held as treasury shares, net of transaction costs		(48)	(100)
Balance, end of period	SFr (124)	SFr (124)	SFr (100)